Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-32535
Entity Registrant Name	BANCOLOMBIA SA
Entity Incorporation, State or Country Code	F8
Entity Address, Address Line One	Carrera 48 # 26-85
Entity Address, Address Line Two	Avenida Los Industriales
Entity Address, City or Town	Medellín
Entity Address, Country	CO
Entity Common Stock, Shares Outstanding	509,704,584
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001071371
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	6466	6466
Auditor Name	PwC Contadores y Auditores S. A. S.	PwC Contadores y Auditores S. A. S.
Auditor Location	Medellín, Colombia	Medellín, Colombia
Business Contact
Document and Entity Information
Contact Personnel Name	Catalina Tobón Rivera, Investor Relations Director
Country Region	57
City Area Code	601
Local Phone Number	4885950
Contact Personnel Email Address	ctobon@bancolombia.com.co
Entity Address, Address Line One	Carrera 11 # 91-42
Entity Address, Address Line Two	Edificio FIC 9211
Entity Address, City or Town	Bogotá
Entity Address, Country	CO
American Depository Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares
Trading Symbol	CIB
Security Exchange Name	NYSE
Preference shares
Document and Entity Information
Title of 12(b) Security	Preferred Shares
No Trading Symbol Flag	true
Security Exchange Name	NYSE
3.000% Senior Notes due 2025
Document and Entity Information
Title of 12(b) Security	3.000% Senior Notes due 2025
Trading Symbol	CIB25
Security Exchange Name	NYSE
6.909% Subordinated Notes due 2027
Document and Entity Information
Title of 12(b) Security	6.909% Subordinated Notes due 2027
Trading Symbol	CIB27
Security Exchange Name	NYSE
4.625% Subordinated Notes due 2029
Document and Entity Information
Title of 12(b) Security	4.625% Subordinated Notes due 2029
Trading Symbol	CIB29
Security Exchange Name	NYSE